Financial Risk Management - Schedule of Reliable Sources of Index (Details) R$ in Thousands	Jun. 30, 2026 BRL (R$)	[1]
Total cash, cash equivalents and marketable securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 182,102
Consolidated Balance, Notional/ Position	2,289
Total Financing [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(444,721)	[2]
Consolidated Balance, Notional/ Position	(6,844)	[2]
Total Receivables from Farms [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	540,593
Consolidated Balance, Notional/ Position	3,764,600
Total Derivatives [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	7,212	[3]
Consolidated Balance, Notional/ Position	(14,360,129)	[3]
Total Related Parties [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(8,517)
Consolidated Balance, Notional/ Position	(1,645)
Scenario I - Probable [Member] | Total cash, cash equivalents and marketable securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(1,163)
Scenario I - Probable [Member] | Total Financing [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(36,421)	[2]
Scenario I - Probable [Member] | Total Receivables from Farms [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Scenario I - Probable [Member] | Total Derivatives [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	3,313	[3]
Scenario I - Probable [Member] | Total Related Parties [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(662)
Scenario I - Possible [Member] | Total cash, cash equivalents and marketable securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(9,177)
Scenario I - Possible [Member] | Total Financing [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	74,003	[2]
Scenario I - Possible [Member] | Total Receivables from Farms [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(135,149)
Scenario I - Possible [Member] | Total Derivatives [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	234,355	[3]
Scenario I - Possible [Member] | Total Related Parties [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	2,294
Scenario II - Remote [Member] | Total cash, cash equivalents and marketable securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(18,319)
Scenario II - Remote [Member] | Total Financing [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	148,004	[2]
Scenario II - Remote [Member] | Total Receivables from Farms [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(270,299)
Scenario II - Remote [Member] | Total Derivatives [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	472,835	[3]
Scenario II - Remote [Member] | Total Related Parties [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	4,590
Scenario III - Possible [Member] | Total cash, cash equivalents and marketable securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	9,177
Scenario III - Possible [Member] | Total Financing [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(74,003)	[2]
Scenario III - Possible [Member] | Total Receivables from Farms [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	135,149
Scenario III - Possible [Member] | Total Derivatives [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(250,095)	[3]
Scenario III - Possible [Member] | Total Related Parties [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(2,294)
Scenario IV - Remote [Member] | Total cash, cash equivalents and marketable securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	18,319
Scenario IV - Remote [Member] | Total Financing [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(148,004)	[2]
Scenario IV - Remote [Member] | Total Receivables from Farms [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	270,299
Scenario IV - Remote [Member] | Total Derivatives [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(501,106)
Scenario IV - Remote [Member] | Total Related Parties [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(4,590)
CDI [Member] | Short-term investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	153,901
Consolidated Balance, Notional/ Position
Consolidated Increase (Decrease) Rate	14.15%
CDI [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (72,639)
Consolidated Balance, Notional/ Position
Consolidated Increase (Decrease) Rate	14.15%
CDI [Member] | Scenario I - Probable [Member] | Short-term investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (200)
Consolidated Increase (Decrease) Rate	14.02%
CDI [Member] | Scenario I - Probable [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 94
Consolidated Increase (Decrease) Rate	14.02%
CDI [Member] | Scenario I - Possible [Member] | Short-term investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (5,409)
Consolidated Increase (Decrease) Rate	10.52%
CDI [Member] | Scenario I - Possible [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 2,550
Consolidated Increase (Decrease) Rate	10.52%
CDI [Member] | Scenario II - Remote [Member] | Short-term investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (10,788)
Consolidated Increase (Decrease) Rate	7.01%
CDI [Member] | Scenario II - Remote [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 5,092
Consolidated Increase (Decrease) Rate	7.01%
CDI [Member] | Scenario III - Possible [Member] | Short-term investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 5,409
Consolidated Increase (Decrease) Rate	17.53%
CDI [Member] | Scenario III - Possible [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (2,550)
Consolidated Increase (Decrease) Rate	17.53%
CDI [Member] | Scenario IV - Remote [Member] | Short-term investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 10,788
Consolidated Increase (Decrease) Rate	21.03%
CDI [Member] | Scenario IV - Remote [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (5,092)
Consolidated Increase (Decrease) Rate	21.03%
SELIC [Member] | Marketable Securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 16,353
Consolidated Balance, Notional/ Position
Consolidated Increase (Decrease) Rate	14.25%
SELIC [Member] | Scenario I - Probable [Member] | Marketable Securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (38)
Consolidated Increase (Decrease) Rate	14.02%
SELIC [Member] | Scenario I - Possible [Member] | Marketable Securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (575)
Consolidated Increase (Decrease) Rate	10.52%
SELIC [Member] | Scenario II - Remote [Member] | Marketable Securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,145)
Consolidated Increase (Decrease) Rate	7.01%
SELIC [Member] | Scenario III - Possible [Member] | Marketable Securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 575
Consolidated Increase (Decrease) Rate	17.53%
SELIC [Member] | Scenario IV - Remote [Member] | Marketable Securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 1,145
Consolidated Increase (Decrease) Rate	21.03%
USD [Member] | Cash - USD [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 11,848
Consolidated Balance, Notional/ Position	R$ 2,289
Consolidated Increase (Decrease) Rate	5.18%
USD [Member] | Financing in Paraguay [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (35,431)
Consolidated Balance, Notional/ Position	R$ (6,844)
Consolidated Increase (Decrease) Rate	5.18%
USD [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 1,465
Consolidated Balance, Notional/ Position
Consolidated Increase (Decrease) Rate
USD [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 8,717
Consolidated Balance, Notional/ Position	R$ (54,374)
Consolidated Increase (Decrease) Rate		[3]
USD [Member] | Cresca, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,343)
Consolidated Balance, Notional/ Position	R$ (259)
Consolidated Increase (Decrease) Rate	5.18%
USD [Member] | Cresud, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (7,174)
Consolidated Balance, Notional/ Position	R$ (1,386)
Consolidated Increase (Decrease) Rate	5.18%
USD [Member] | Scenario I - Probable [Member] | Cash - USD [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (925)
Consolidated Increase (Decrease) Rate	5.58%
USD [Member] | Scenario I - Probable [Member] | Financing in Paraguay [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (14,293)
Consolidated Increase (Decrease) Rate	5.58%
USD [Member] | Scenario I - Probable [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate
USD [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 15,989
Consolidated Increase (Decrease) Rate		[3]
USD [Member] | Scenario I - Probable [Member] | Cresca, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (102)
Consolidated Increase (Decrease) Rate	5.58%
USD [Member] | Scenario I - Probable [Member] | Cresud, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (560)
Consolidated Increase (Decrease) Rate	5.58%
USD [Member] | Scenario I - Possible [Member] | Cash - USD [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (3,193)
Consolidated Increase (Decrease) Rate	4.19%
USD [Member] | Scenario I - Possible [Member] | Financing in Paraguay [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 49,426
Consolidated Increase (Decrease) Rate	4.19%
USD [Member] | Scenario I - Possible [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (366)
Consolidated Increase (Decrease) Rate
USD [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 98,436
Consolidated Increase (Decrease) Rate		[3]
USD [Member] | Scenario I - Possible [Member] | Cresca, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 361
Consolidated Increase (Decrease) Rate	4.19%
USD [Member] | Scenario I - Possible [Member] | Cresud, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 1,933
Consolidated Increase (Decrease) Rate	4.19%
USD [Member] | Scenario II - Remote [Member] | Cash - USD [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (6,386)
Consolidated Increase (Decrease) Rate	2.79%
USD [Member] | Scenario II - Remote [Member] | Financing in Paraguay [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 98,852
Consolidated Increase (Decrease) Rate	2.79%
USD [Member] | Scenario II - Remote [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (733)
Consolidated Increase (Decrease) Rate
USD [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 196,806
Consolidated Increase (Decrease) Rate		[3]
USD [Member] | Scenario II - Remote [Member] | Cresca, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 723
Consolidated Increase (Decrease) Rate	2.79%
USD [Member] | Scenario II - Remote [Member] | Cresud, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 3,867
Consolidated Increase (Decrease) Rate	2.79%
USD [Member] | Scenario III - Possible [Member] | Cash - USD [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 3,193
Consolidated Increase (Decrease) Rate	6.98%
USD [Member] | Scenario III - Possible [Member] | Financing in Paraguay [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (49,426)
Consolidated Increase (Decrease) Rate	6.98%
USD [Member] | Scenario III - Possible [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 366
Consolidated Increase (Decrease) Rate
USD [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (98,300)
Consolidated Increase (Decrease) Rate		[3]
USD [Member] | Scenario III - Possible [Member] | Cresca, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (361)
Consolidated Increase (Decrease) Rate	6.98%
USD [Member] | Scenario III - Possible [Member] | Cresud, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,933)
Consolidated Increase (Decrease) Rate	6.98%
USD [Member] | Scenario IV - Remote [Member] | Cash - USD [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 6,386
Consolidated Increase (Decrease) Rate	8.37%
USD [Member] | Scenario IV - Remote [Member] | Financing in Paraguay [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (98,852)
Consolidated Increase (Decrease) Rate	8.37%
USD [Member] | Scenario IV - Remote [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 733
Consolidated Increase (Decrease) Rate
USD [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (196,672)
Consolidated Increase (Decrease) Rate		[3]
USD [Member] | Scenario IV - Remote [Member] | Cresca, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (723)
Consolidated Increase (Decrease) Rate	8.37%
USD [Member] | Scenario IV - Remote [Member] | Cresud, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (3,867)
Consolidated Increase (Decrease) Rate	8.37%
USD One [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (9,885)
Consolidated Balance, Notional/ Position
Consolidated Increase (Decrease) Rate	5.18%
USD One [Member] | Scenario I - Probable [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (3,988)
Consolidated Increase (Decrease) Rate	5.58%
USD One [Member] | Scenario I - Possible [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 13,790
Consolidated Increase (Decrease) Rate	4.19%
USD One [Member] | Scenario II - Remote [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 27,579
Consolidated Increase (Decrease) Rate	2.79%
USD One [Member] | Scenario III - Possible [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (13,790)
Consolidated Increase (Decrease) Rate	6.98%
USD One [Member] | Scenario IV - Remote [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (27,579)
Consolidated Increase (Decrease) Rate	8.37%
CDI + IPCA [Member] | Debentures [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (326,766)
Consolidated Balance, Notional/ Position
Consolidated Increase (Decrease) Rate	4.52%
CDI + IPCA [Member] | Scenario I - Probable [Member] | Debentures [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (18,234)
Consolidated Increase (Decrease) Rate	10.10%
CDI + IPCA [Member] | Scenario I - Possible [Member] | Debentures [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 8,237
Consolidated Increase (Decrease) Rate	7.57%
CDI + IPCA [Member] | Scenario II - Remote [Member] | Debentures [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 16,481
Consolidated Increase (Decrease) Rate	5.05%
CDI + IPCA [Member] | Scenario III - Possible [Member] | Debentures [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (8,237)
Consolidated Increase (Decrease) Rate	12.62%
CDI + IPCA [Member] | Scenario IV - Remote [Member] | Debentures [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (16,481)
Consolidated Increase (Decrease) Rate	15.14%
Soybean Bags [Member] | Araucária Vi [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 1,683
Consolidated Balance, Notional/ Position	R$ 15,695
Consolidated Increase (Decrease) Rate	118.15%
Soybean Bags [Member] | Araucária VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 89,962
Consolidated Balance, Notional/ Position	R$ 855,000
Consolidated Increase (Decrease) Rate	122.58%
Soybean Bags [Member] | Jatobá V [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 7,482
Consolidated Balance, Notional/ Position	R$ 59,534
Consolidated Increase (Decrease) Rate	127.59%
Soybean Bags [Member] | Jatobá VI [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 11,897
Consolidated Balance, Notional/ Position	R$ 99,442
Consolidated Increase (Decrease) Rate	128.67%
Soybean Bags [Member] | Jatobá VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 54,556
Consolidated Balance, Notional/ Position	R$ 506,688
Consolidated Increase (Decrease) Rate	132.79%
Soybean Bags [Member] | Alto Taquari IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 106,371
Consolidated Balance, Notional/ Position	R$ 11,703
Consolidated Increase (Decrease) Rate	108.00%
Soybean Bags [Member] | Chaparal I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 196,304
Consolidated Balance, Notional/ Position	R$ 1,899,898
Consolidated Increase (Decrease) Rate	139.61%
Soybean Bags [Member] | Scenario I - Probable [Member] | Araucária Vi [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	118.15%
Soybean Bags [Member] | Scenario I - Probable [Member] | Araucária VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	122.58%
Soybean Bags [Member] | Scenario I - Probable [Member] | Jatobá V [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	127.59%
Soybean Bags [Member] | Scenario I - Probable [Member] | Jatobá VI [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	128.67%
Soybean Bags [Member] | Scenario I - Probable [Member] | Jatobá VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	132.79%
Soybean Bags [Member] | Scenario I - Probable [Member] | Alto Taquari IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	108.00%
Soybean Bags [Member] | Scenario I - Probable [Member] | Chaparal I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	139.61%
Soybean Bags [Member] | Scenario I - Possible [Member] | Araucária Vi [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (421)
Consolidated Increase (Decrease) Rate	88.61%
Soybean Bags [Member] | Scenario I - Possible [Member] | Araucária VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (22,491)
Consolidated Increase (Decrease) Rate	91.93%
Soybean Bags [Member] | Scenario I - Possible [Member] | Jatobá V [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,871)
Consolidated Increase (Decrease) Rate	95.69%
Soybean Bags [Member] | Scenario I - Possible [Member] | Jatobá VI [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (2,974)
Consolidated Increase (Decrease) Rate	96.50%
Soybean Bags [Member] | Scenario I - Possible [Member] | Jatobá VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (13,639)
Consolidated Increase (Decrease) Rate	99.59%
Soybean Bags [Member] | Scenario I - Possible [Member] | Alto Taquari IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (26,593)
Consolidated Increase (Decrease) Rate	81.00%
Soybean Bags [Member] | Scenario I - Possible [Member] | Chaparal I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (49,076)
Consolidated Increase (Decrease) Rate	104.71%
Soybean Bags [Member] | Scenario II - Remote [Member] | Araucária Vi [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (842)
Consolidated Increase (Decrease) Rate	59.07%
Soybean Bags [Member] | Scenario II - Remote [Member] | Araucária VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (44,981)
Consolidated Increase (Decrease) Rate	61.29%
Soybean Bags [Member] | Scenario II - Remote [Member] | Jatobá V [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (3,741)
Consolidated Increase (Decrease) Rate	63.80%
Soybean Bags [Member] | Scenario II - Remote [Member] | Jatobá VI [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (5,949)
Consolidated Increase (Decrease) Rate	64.33%
Soybean Bags [Member] | Scenario II - Remote [Member] | Jatobá VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (27,278)
Consolidated Increase (Decrease) Rate	66.39%
Soybean Bags [Member] | Scenario II - Remote [Member] | Alto Taquari IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (53,186)
Consolidated Increase (Decrease) Rate	54.00%
Soybean Bags [Member] | Scenario II - Remote [Member] | Chaparal I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (98,152)
Consolidated Increase (Decrease) Rate	69.81%
Soybean Bags [Member] | Scenario III - Possible [Member] | Araucária Vi [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 421
Consolidated Increase (Decrease) Rate	147.68%
Soybean Bags [Member] | Scenario III - Possible [Member] | Araucária VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 22,491
Consolidated Increase (Decrease) Rate	153.22%
Soybean Bags [Member] | Scenario III - Possible [Member] | Jatobá V [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 1,871
Consolidated Increase (Decrease) Rate	159.49%
Soybean Bags [Member] | Scenario III - Possible [Member] | Jatobá VI [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 2,974
Consolidated Increase (Decrease) Rate	160.83%
Soybean Bags [Member] | Scenario III - Possible [Member] | Jatobá VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 13,639
Consolidated Increase (Decrease) Rate	165.98%
Soybean Bags [Member] | Scenario III - Possible [Member] | Alto Taquari IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 26,593
Consolidated Increase (Decrease) Rate	135.00%
Soybean Bags [Member] | Scenario III - Possible [Member] | Chaparal I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 49,076
Consolidated Increase (Decrease) Rate	174.52%
Soybean Bags [Member] | Scenario IV - Remote [Member] | Araucária Vi [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 842
Consolidated Increase (Decrease) Rate	177.22%
Soybean Bags [Member] | Scenario IV - Remote [Member] | Araucária VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 44,981
Consolidated Increase (Decrease) Rate	183.86%
Soybean Bags [Member] | Scenario IV - Remote [Member] | Jatobá V [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 3,741
Consolidated Increase (Decrease) Rate	191.39%
Soybean Bags [Member] | Scenario IV - Remote [Member] | Jatobá VI [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 5,949
Consolidated Increase (Decrease) Rate	193.00%
Soybean Bags [Member] | Scenario IV - Remote [Member] | Jatobá VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 27,278
Consolidated Increase (Decrease) Rate	199.18%
Soybean Bags [Member] | Scenario IV - Remote [Member] | Alto Taquari IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 53,186
Consolidated Increase (Decrease) Rate	162.00%
Soybean Bags [Member] | Scenario IV - Remote [Member] | Chaparal I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 98,152
Consolidated Increase (Decrease) Rate	209.42%
Cattle @ [Member] | Preferencia I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 70,873
Consolidated Balance, Notional/ Position	R$ 316,640
Consolidated Increase (Decrease) Rate	314.99%
Cattle @ [Member] | Scenario I - Probable [Member] | Preferencia I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	314.99%
Cattle @ [Member] | Scenario I - Possible [Member] | Preferencia I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (17,718)
Consolidated Increase (Decrease) Rate	236.24%
Cattle @ [Member] | Scenario II - Remote [Member] | Preferencia I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (35,437)
Consolidated Increase (Decrease) Rate	157.50%
Cattle @ [Member] | Scenario III - Possible [Member] | Preferencia I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 17,718
Consolidated Increase (Decrease) Rate	393.74%
Cattle @ [Member] | Scenario IV - Remote [Member] | Preferencia I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 35,437
Consolidated Increase (Decrease) Rate	472.49%
Grains (bags) [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 892
Consolidated Balance, Notional/ Position	R$ (3,001,275)
Consolidated Increase (Decrease) Rate		[3]
Grains (bags) [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 2,200
Consolidated Increase (Decrease) Rate		[3]
Grains (bags) [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 51,043
Consolidated Increase (Decrease) Rate		[3]
Grains (bags) [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 102,458
Consolidated Increase (Decrease) Rate		[3]
Grains (bags) [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (60,368)
Consolidated Increase (Decrease) Rate		[3]
Grains (bags) [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (121,042)
Consolidated Increase (Decrease) Rate		[3]
Sugarane (lbs) [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 0
Consolidated Balance, Notional/ Position	R$ (31,680)
Consolidated Increase (Decrease) Rate		[3]
Sugarane (lbs) [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate		[3]
Sugarane (lbs) [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 108
Consolidated Increase (Decrease) Rate		[3]
Sugarane (lbs) [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 239
Consolidated Increase (Decrease) Rate		[3]
Sugarane (lbs) [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (154)
Consolidated Increase (Decrease) Rate		[3]
Sugarane (lbs) [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (284)
Consolidated Increase (Decrease) Rate		[3]
Cotton (lbs.) [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,692)
Consolidated Balance, Notional/ Position	R$ (5,250,000)
Consolidated Increase (Decrease) Rate		[3]
Cotton (lbs.) [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 3,192
Consolidated Increase (Decrease) Rate		[3]
Cotton (lbs.) [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 9,206
Consolidated Increase (Decrease) Rate		[3]
Cotton (lbs.) [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 19,395
Consolidated Increase (Decrease) Rate		[3]
Cotton (lbs.) [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (18,083)
Consolidated Increase (Decrease) Rate		[3]
Cotton (lbs.) [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (38,750)
Consolidated Increase (Decrease) Rate		[3]
Ethanol (m3) [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (2,066)
Consolidated Balance, Notional/ Position	R$ (22,800)
Consolidated Increase (Decrease) Rate		[3]
Ethanol (m3) [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (7,178)
Consolidated Increase (Decrease) Rate		[3]
Ethanol (m3) [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 40,686
Consolidated Increase (Decrease) Rate		[3]
Ethanol (m3) [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 81,371
Consolidated Increase (Decrease) Rate		[3]
Ethanol (m3) [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (40,686)
Consolidated Increase (Decrease) Rate		[3]
Ethanol (m3) [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (81,371)
Consolidated Increase (Decrease) Rate		[3]
Swap (BRL) [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 1,513
Consolidated Balance, Notional/ Position
Consolidated Increase (Decrease) Rate		[3]
Swap (BRL) [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (10,906)
Consolidated Increase (Decrease) Rate		[3]
Swap (BRL) [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 25,841
Consolidated Increase (Decrease) Rate		[3]
Swap (BRL) [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 54,497
Consolidated Increase (Decrease) Rate		[3]
Swap (BRL) [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (23,469)
Consolidated Increase (Decrease) Rate		[3]
Swap (BRL) [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (44,918)
Consolidated Increase (Decrease) Rate		[3]
Sugarcane (Kg) [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 903
Consolidated Balance, Notional/ Position	R$ (6,000,000)
Consolidated Increase (Decrease) Rate		[3]
Sugarcane (Kg) [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 14
Consolidated Increase (Decrease) Rate		[3]
Sugarcane (Kg) [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 8,998
Consolidated Increase (Decrease) Rate		[3]
Sugarcane (Kg) [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 17,995
Consolidated Increase (Decrease) Rate		[3]
Sugarcane (Kg) [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (8,998)
Consolidated Increase (Decrease) Rate		[3]
Sugarcane (Kg) [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (17,995)
Consolidated Increase (Decrease) Rate		[3]
SELIC [Member] | Margin - LFT Socopa and XP [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,055)
Consolidated Balance, Notional/ Position
Consolidated Increase (Decrease) Rate	14.25%
SELIC [Member] | Scenario I - Probable [Member] | Margin - LFT Socopa and XP [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 2
Consolidated Increase (Decrease) Rate	14.02%
SELIC [Member] | Scenario I - Possible [Member] | Margin - LFT Socopa and XP [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 37
Consolidated Increase (Decrease) Rate	10.52%
SELIC [Member] | Scenario II - Remote [Member] | Margin - LFT Socopa and XP [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 74
Consolidated Increase (Decrease) Rate	7.01%
SELIC [Member] | Scenario III - Possible [Member] | Margin - LFT Socopa and XP [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (37)
Consolidated Increase (Decrease) Rate	17.53%
SELIC [Member] | Scenario IV - Remote [Member] | Margin - LFT Socopa and XP [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (74)
Consolidated Increase (Decrease) Rate	21.03%

[1]	SOURCE Risks: Bloomberg
[2]	The sensitivity analyses do not consider financing transactions and receivables from farms with fixed rate.
[3]	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.